Shareholder Report, Line Graph (Details) 191630_DoubleLine Strategic Commodity Fund_Class I2_TSR Annual {Class I2} - USD ($)		12 Months Ended
	Oct. 31, 2025	Mar. 31, 2026
Class I2
Account Value [Line Items]
Accumulated Value	$ 100,000	$ 123,638
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	100,000	$ 95,959
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Accumulated Value	$ 100,000	$ 127,985